Long-term debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt
15. Long-term debt:

	December 31, 2017	December 31, 2016
Term loan facility, net of debt issuance costs (a)	18,987	—
Senior financing (b)	10,901	10,553
Convertible debt (c)	17,335	17,286
Other bank financing (d)	6,562	9,949
Capital lease obligations (e)	637	781
Subordinated debenture notes (f)	—	40,463
Balance, end of period	$54,422	$79,032
Current portion	(8,993)	(48,097)
Long-term portion	$45,429	$30,935

(a)     On December 20, 2017, the Company entered into a loan agreement with Export Development Canada ("EDC") for a $20,000 non-revolving term facility (the "Term Facility"). The loan bears interest at 9% plus monitoring fees, payable quarterly, as well as quarterly principal repayments. The Company incurred debt issuance costs of $1,013 related to the Term Facility, which reduced the carrying value to $18,987 at December 31, 2017. These costs will be amortized over the term of the Term Facility using the effective interest rate method.

The loan is secured by share pledges over Westport Power, Inc., Fuel Systems Solutions, Inc., and MTM S.r.L. and 85% of the proceeds received from the holdback related the sale of APU business (as discussed in note 6). On reaching certain milestones, the Company has the opportunity to reduce the interest rate to 6%.
(b)     The €10,000 senior financing facility was renewed on March 24, 2017. The loan bears interest at the 6-month Euribor plus 3.3% and can increase or decrease by 30 basis points based on an annual leverage ratio calculation. Interest is paid semi-annually. The Company has pledged its interest in EMER S.p.A. as a general guarantee for its senior revolving financing. The repayments are summarized in the table below, where the last repayment is on December 31, 2022.

(c)    On January 11, 2016, the Company entered into a financing agreement ("Tranche 2 Financing") with Cartesian. As part of the agreement, on June 1, 2016, convertible debt was issued in exchange for 9.0% convertible unsecured notes due June 1, 2021, which are convertible into common shares of the Company in whole or in part, at Cartesian's option, at any time following the twelve month anniversary of the closing at a conversion price of $2.17 per share. Interest is payable annually in arrears on December 31 of each year during the term. The convertible debt is held by a related party as Peter Yu, founder and managing partner of Cartesian, became a member of the Board of Directors of the Company in January 2016. Cartesian is secured by an interest in the Company's HPDI 2.0 intellectual property and a priority interest in the Company's CWI joint venture interest.

(d)    Other bank financing consists of various secured and unsecured bank financing arrangements that carry rates of interest ranging from 0.75% to 3.8% and have various maturities out to 2022. Security includes a building owned by the Company in the Netherlands and certain accounts receivable in one of our Italian subsidiaries.

(e)     The Company has capital lease obligations that have terms of three to five years at interest rates ranging from 3.1% to 12.0% (2015 - 2.3% to 11.0%).

(f)    The subordinated debenture notes were unsecured and, bore interest at 9% per annum which was paid semi-annually. The Company repaid these notes in full on their maturity in September 2017.

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2017, the Company is in compliance with all covenants under the financing arrangements.

The carrying value of principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Term loan facility	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2018	$1,747	$1,838	$—	$5,122	$286	$8,993
2019	3,747	1,971	—	360	139	6,217
2020	5,747	2,106	—	360	100	8,313
2021	7,746	2,363	17,335	360	80	27,884
2022 and thereafter	—	2,623	—	360	32	3,015
	$18,987	$10,901	$17,335	$6,562	$637	$54,422